Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Time Deposits Maturities	At December 31, 2015, the scheduled maturities of time deposits are as follows (in thousands):

2016	$56,692
2017	12,717
2018	36,506
2019	4,397
2020	17,076
Thereafter	—

$127,388